Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Mid Cap Core Equity Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Managers	Title	Length of Service on the Fund
Raymond Anello	Portfolio Manager (lead)	2019
Kristin Ketner	Portfolio Manager	2019
Magnus Krantz	Portfolio Manager	2019
Matthew P. Ziehl	Portfolio Manager	2019
Raman Vardharaj	Portfolio Manager	2019
Adam Weiner	Portfolio Manager	2019
Joy Budzinski	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Raymond Anello (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Anello was associated with OppenheimerFunds, a global asset management firm.

•

Kristin Ketner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Ketner was associated with OppenheimerFunds, a global asset management firm.

•

Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.

•

Matthew P. Ziehl, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.

•

Raman Vardharaj, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Vardharaj was associated with OppenheimerFunds, a global asset management firm.

•

Adam Weiner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.

•

Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinski was associated with OppenheimerFunds, a global asset management firm.”

The following paragraph is added after the bulleted information regarding the individual portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

“A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and

MCCE SUP 062119

the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

MCCE SUP 062119

Statutory Prospectus and Statement of Additional Information Supplement dated June 21, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Mid Cap Value Fund (the “Fund”)

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” for the Fund in the prospectuses:

“Portfolio Manager	Title	Length of Service on the Fund
Jeffrey Vancavage	Portfolio Manager	2019”

The following information replaces in its entirety the bulleted information regarding the portfolio managers appearing under the heading “FUND MANAGEMENT – Portfolio Managers” for the Fund in the prospectuses:

•

“Jeffrey Vancavage, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2016. From 2001 to 2016, he was employed by Eagle Asset Management, where he served as Portfolio Co-Manager from 2013 to 2016, and prior to 2013, served as Senior Equity Research Analyst.”

Additionally, effective June 21, 2019, the Statement of Additional Information for the Fund is also modified as applicable to reflect the portfolio manager changes above.

O-MCV SUP 062119